ACCOUNTS RECEIVABLE AND OTHER - Schedule of Accounts Receivable and Other (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	$ 14,493	$ 14,879
Prepaid expenses and other assets	13,649	11,363
Restricted cash	2,076	2,270
Accounts receivable and other	$ 30,218	$ 28,512